Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Land		$ 778	$ 178
Buildings and related improvements		4,941	2,215
Machinery and equipment		9,674	8,087
Computer equipment and software		971	724
Other		479	319
Property and equipment - gross		16,843	11,523
Less: Accumulated depreciation		(5,118)	(3,714)
Property and equipment - net, before construction-in-progress		11,725	7,809
Construction-in-progress		742	110
Property and equipment - net	$ 14,309	$ 12,467	$ 7,919